INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the net deferred income tax liability
Balance at beginning of year	$ (719,334)	$ (589,465)
Recognized in income	(18,701)	(141,283)
Recognized in discontinued operations	(1,399)	(1,085)
Recognized in other comprehensive income	(787)	13,856
Other	23	(1,357)
Balance at end of year	$ (740,198)	$ (719,334)